Changes in the scope of consolidation due to acquisitions and divestments (Tables)	12 Months Ended
Dec. 31, 2019
Bioverativ
Statement [Line Items]
Summary of Final Purchase Price Allocation
The final purchase price allocation resulted in the recognition of goodwill amounting to €2,676 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	8,113
Inventories	145
Cash and cash equivalents	422
Other current and non-current assets and liabilities	16
True North Therapeutics contingent consideration liability	(226)
Net deferred tax position	(1,792)
Net assets of Bioverativ	6,678
Goodwill	2,676
Purchase price	9,354

Sanofi Belgium
Statement [Line Items]
Summary of Final Purchase Price Allocation
The final purchase price allocation resulted in the recognition of goodwill amounting to €1,360 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	2,409
Cash and cash equivalents	258
Other current and non-current assets and liabilities	131
Net deferred tax position	(261)
Net assets of Ablynx	2,537
Goodwill	1,360
Purchase price	3,897

European Generics Business
Statement [Line Items]
Summary of Assets and Liabilities Divested
An analysis of the assets and liabilities divested is set forth below:

(€ million)	September 30, 2018
Assets
Property, plant and equipment	120
Goodwill	913
Other intangible assets	75
Other non-current assets	1
Deferred tax assets	83
Inventories	129
Accounts receivable	107
Other current assets	40
Cash and cash equivalents	122
Total assets of the divested European Generics business	1,590
Liabilities
Non-current provisions and other non-current liabilities	27
Deferred tax liabilities	14
Accounts payable	91
Other current liabilities	216
Short-term debt and current portion of long-term debt	46
Total liabilities of the divested European Generics business	394

Infraserv GmbH & Co. Höchst KG
Statement [Line Items]
Summary of Changes in Equity Interest Held
Changes in the equity interest held by Sanofi in the biopharmaceutical company Regeneron during the reporting periods presented are set forth below:

(€ million)	2019	2018	2017	(a)
Carrying amount(b)	3,342	3,055	2,496
Equity interest	21.2%	21.7%	22.2%
Acquisitions of shares	—	—	184
Disposals of shares(c)	33	24	—

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).

(b)	See Note D.6.
(c)
Disposals of shares in connection with the funding of R&D activities relating to Libtayo®, Dupixent® and REGN3500 (SAR440340) (see Note C.1.).

Protein Sciences
Statement [Line Items]
Summary of Final Purchase Price Allocation
The purchase price allocation resulted in the recognition of goodwill amounting to €117 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	776
Inventories	4
Other assets and liabilities	(7)
Net deferred tax position	(259)
Net assets of Protein Sciences	514
Goodwill	117
Purchase price	631